Annual Operating Expenses - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - Fidelity Advisor Floating Rate High Income Fund - Fidelity Floating Rate High Income Fund
	Dec. 30, 2023
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Acquired fund fees and expenses	0.06%	[1]
Total annual operating expenses	0.73%	[2]

[1]	AIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.68%.
[2]	BDiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.